Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment
Balance, beginning	$ 2,765	$ 985
Balance, end	2,070	2,765
Cost
Property, Plant and Equipment
Balance, beginning	28,626	26,649
Additions	1,076	1,977
Effect of foreign exchange translation	89
Deconsolidation	(946)
Balance, end	28,845	28,626
Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(25,861)	(25,664)
Amortisation	(907)	(214)
Effect of foreign exchange translation	(7)	17
Balance, end	(26,775)	(25,861)
Leasehold improvements
Property, Plant and Equipment
Balance, beginning	181
Balance, end	129	181
Leasehold improvements | Cost
Property, Plant and Equipment
Balance, beginning	187
Additions		187
Balance, end	187	187
Leasehold improvements | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(6)
Amortisation	(52)	(6)
Balance, end	(58)	(6)
Furniture and fixtures
Property, Plant and Equipment
Balance, beginning	11
Balance, end	69	11
Furniture and fixtures | Cost
Property, Plant and Equipment
Balance, beginning	12
Additions	69	12
Balance, end	81	12
Furniture and fixtures | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(1)
Amortisation	(11)	(1)
Balance, end	(12)	(1)
Demonstration plant (formerly Pilot plant) (Note 7)
Property, Plant and Equipment
Balance, beginning	795	985
Balance, end	821	795
Demonstration plant (formerly Pilot plant) (Note 7) | Cost
Property, Plant and Equipment
Balance, beginning	26,649	26,649
Effect of foreign exchange translation	25
Balance, end	26,674	26,649
Demonstration plant (formerly Pilot plant) (Note 7) | Accumulated amortization
Property, Plant and Equipment
Balance, beginning	(25,854)	(25,664)
Amortisation		(207)
Effect of foreign exchange translation	1	17
Balance, end	(25,853)	(25,854)
Aqualung Carbon Capture Pilot Plant
Property, Plant and Equipment
Balance, beginning	1,778
Balance, end	1,051	1,778
Aqualung Carbon Capture Pilot Plant | Cost
Property, Plant and Equipment
Balance, beginning	1,778
Additions	68	1,778
Effect of foreign exchange translation	57
Balance, end	1,903	$ 1,778
Aqualung Carbon Capture Pilot Plant | Accumulated amortization
Property, Plant and Equipment
Amortisation	(844)
Effect of foreign exchange translation	(8)
Balance, end	(852)
Land | Cost
Property, Plant and Equipment
Additions	939
Effect of foreign exchange translation	7
Deconsolidation	$ (946)